Insurance contract liabilities - Disclosure of amounts arising from insurance contracts (Parenthetical) (Detail) - Interseguro [Member] - Mapfre Peru Vida Companies Da Seguros [Member] S/ in Thousands	May 25, 2017 PEN (S/)
Disclosure Of Insurance Contract Liabilities [Line Items]
Business combination cash acquired	S/ 182,704,000
Business combination liabilities acquired	S/ 182,704,000